Business combinations - Acquisition of mobile assets of Oi Group (Details) - Apr. 20, 2022 - Oi Group € in Millions, R$ in Millions	EUR (€)	BRL (R$)
Disclosure of detailed information about business combination [line items]
Consideration	€ 1,093	R$ 5,492
Intangible assets	539
Property, plant and equipment	29
Rights of use	105
Deferred tax assets	44
Trade receivables	74
Other assets	30
Cash and cash equivalents	13
Lease liabilities	(117)
Trade payables	(24)
Provisions	(221)
Other liabilities	(55)
Liabilities assumed and other costs (see Note 29.c)	417
Goodwill (Note 7)	676
Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets	520
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 19